Financing Arrangements (Details) - USD ($)													1 Months Ended					3 Months Ended		9 Months Ended	12 Months Ended
	May 31, 2022	Oct. 27, 2021	Sep. 28, 2021	Aug. 09, 2021	Aug. 03, 2021	Jul. 08, 2021	Jun. 28, 2021	Mar. 19, 2021	Mar. 09, 2021	Jan. 28, 2021	Oct. 14, 2020	Oct. 08, 2020	Jul. 20, 2023	Jun. 23, 2021	Jan. 31, 2021	May 29, 2020	Mar. 19, 2019	Aug. 31, 2023	Aug. 31, 2022	Feb. 28, 2023	May 31, 2023	May 31, 2022	Sep. 30, 2023	Jun. 30, 2023	Mar. 10, 2023	Feb. 21, 2023	Dec. 31, 2022	Apr. 14, 2022	Jan. 31, 2022	Dec. 31, 2021	Dec. 10, 2021	Sep. 17, 2021	Aug. 04, 2021	Sep. 19, 2019	May 19, 2019
Financing Arrangements (Details) [Line Items]
Revolving credit facility																		$ 25,000,000
Interest expense																		1,390,208	$ 1,357,685
Purchase of financing cost																					$ 1,913,474	$ 506,502
Notes payable																		$ 22,805,398			12,050,227
Proceeds from notes payable																					4,000,000	2,000,000
Number of shares issuable per warrant (in Shares)																							1
Common stock price per share (in Dollars per share)																							$ 11.5
Debt conversion of shares (in Shares)	63,000,000
Gain loss on debt extinguishment																						358,236
Amortization of debt discount total																						776,515
Preferred stock par value (in Dollars per share)																		$ 0.001					$ 0.0001				$ 0.0001			$ 0.0001
Fair Value																		$ 4,210,526						$ 5,263,158
Principal aggregate amount																		14,789,474
Promissory Notes [Member]
Financing Arrangements (Details) [Line Items]
Debt, maturity date																May 29, 2023
Unique Logistics International, Inc. [Member]
Financing Arrangements (Details) [Line Items]
Interest expense																					3,836,511
Financing interest expense																					0
Purchase of financing cost																		485,973
Notes payable	$ 608,333										$ 1,111,000											$ 608,333
Aggregate amount									$ 358,236
Convertible promissory note											10.00%
Aggregate gross proceeds																	$ 1,000,000
Bears interest rate percentage																																			10.00%
Proceeds from notes payable											$ 1,000,000							$ 5,497,983
Number of shares issuable per warrant (in Shares)											570,478,452
Common stock price per share (in Dollars per share)											$ 0.001946	$ 0.001946
Conversion price per share (in Dollars per share)	$ 0.00179638										$ 0.00179638											$ 0.00179638
Conversion of Series B Preferred to Common Stock	$ 113,172	$ 41,317	$ 53,054.86	$ 12,820.83	$ 24,418.89	$ 15,620.83	$ 71,855.2							$ 25,842.22
Debt conversion of shares (in Shares)		23,000,000	29,534,319	7,137,037	13,593,388	8,695,727	40,000,000							14,385,720
Gain loss on debt extinguishment	383,819
Unamortized debt discount																					$ 0
Amortization of debt discount total	$ 285,048
Preferred stock par value (in Dollars per share)	$ 0.001																	$ 0.001			$ 0.001	$ 0.001
Capital stock percentage																					12.48%
Fair Value																					$ 4,210,526
Unique Logistics International, Inc. [Member] | Corefund Capital L L C [Member]
Financing Arrangements (Details) [Line Items]
Interest expense																					0	$ 1,000,000
Unique Logistics International, Inc. [Member] | Maximum [Member]
Financing Arrangements (Details) [Line Items]
Fair Value																									$ 14,789,474
Unique Logistics International, Inc. [Member] | Notes payable [Member] | U L A T L [Member]
Financing Arrangements (Details) [Line Items]
Notes payable	$ 608,333															$ 1,825,000					0	$ 608,333
Debt periodic payments																$ 304,167
Unique Logistics International, Inc. [Member] | Promissory Notes [Member]
Financing Arrangements (Details) [Line Items]
Notes payable																																		$ 1,000,000
Convertible promissory note												10.00%
Fair Value																										$ 10,300,000
Unique Logistics International, Inc. [Member] | Convertible Notes Payable [Member]
Financing Arrangements (Details) [Line Items]
Notes payable												$ 1,111,000
Proceeds from notes payable												$ 1,000,000
Conversion price per share (in Dollars per share)	$ 0.0017964																					$ 0.0017964
Debt conversion of shares (in Shares)																						73,346,191
Gain loss on debt extinguishment										$ 247,586
Unique Logistics International, Inc. [Member] | Warrant to Purchase [Member]
Financing Arrangements (Details) [Line Items]
Number of shares issuable per warrant (in Shares)												570,478,452
Unique Logistics International, Inc. [Member] | Trillium SPA [Member]
Financing Arrangements (Details) [Line Items]
Conversion of Series B Preferred to Common Stock																						$ 131,759
Unique Logistics International, Inc. [Member] | Purchase Money Financing [Member]
Financing Arrangements (Details) [Line Items]
Purchase of financing cost																						0
Unique Logistics International, Inc. [Member] | Financing Arrangements [Member]
Financing Arrangements (Details) [Line Items]
Notes payable	$ 0																					0
Accredited Investor [Member] | Unique Logistics International, Inc. [Member] | Promissory Notes [Member]
Financing Arrangements (Details) [Line Items]
Aggregate amount								$ 10
TBK Agreement [Member] | Unique Logistics International, Inc. [Member]
Financing Arrangements (Details) [Line Items]
Agreement amount															$ 30,000,000
Revolving credit facility													$ 25,000,000
TBK Agreement [Member] | Unique Logistics International, Inc. [Member] | Minimum [Member]
Financing Arrangements (Details) [Line Items]
Credit facility																												$ 47,500,000	$ 40,000,000			$ 40,000,000	$ 30,000,000
TBK Agreement [Member] | Unique Logistics International, Inc. [Member] | Maximum [Member]
Financing Arrangements (Details) [Line Items]
Credit facility																												$ 57,500,000	$ 47,500,000			$ 47,500,000	$ 40,000,000
Paycheck Protection Program Loans [Member] | Unique Logistics International, Inc. [Member]
Financing Arrangements (Details) [Line Items]
Convertible promissory note									1.00%
Forgiveness of promissory notes																				$ 358,236
Trillium SPA [Member] | Unique Logistics International, Inc. [Member] | Convertible Notes Payable [Member]
Financing Arrangements (Details) [Line Items]
Notes payable	$ 0																					0
Trilliumand Three A [Member] | Unique Logistics International, Inc. [Member] | Convertible Notes Payable [Member]
Financing Arrangements (Details) [Line Items]
Convertible promissory note										10.00%
Conversion price per share (in Dollars per share)										$ 0.0032
Unamortized debt discount																					0
Amortization of debt discount total																						$ 491,467
Conversion feature beneficial amount										$ 1,666,666											$ 1,666,666
Trilliumand Three A [Member] | Unique Logistics International, Inc. [Member] | Convertible Notes Payable One [Member]
Financing Arrangements (Details) [Line Items]
Notes payable										916,666
Trilliumand Three A [Member] | Unique Logistics International, Inc. [Member] | Convertible Notes Payable Two [Member]
Financing Arrangements (Details) [Line Items]
Notes payable										$ 1,833,333
Amended Securities Exchange Agreement [Member] | Unique Logistics International, Inc. [Member]
Financing Arrangements (Details) [Line Items]
Preferred Stock Value Outstanding																														$ 10,000
Amended Securities Exchange Agreement [Member] | Unique Logistics International, Inc. [Member] | Series C Convertible Preferred Stock [Member]
Financing Arrangements (Details) [Line Items]
Preferred stock par value (in Dollars per share)																															$ 0.001
Amended Securities Exchange Agreement [Member] | Unique Logistics International, Inc. [Member] | Series D Convertible Preferred Stock [Member]
Financing Arrangements (Details) [Line Items]
Preferred stock par value (in Dollars per share)																															$ 0.001
Paycheck Protection Program Loans [Member] | Unique Logistics International, Inc. [Member]
Financing Arrangements (Details) [Line Items]
Debt, maturity date									Mar. 05, 2026